091-08757-u

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

10047390

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
BATS Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
See attached.
3. Class of New Derivative Securities Product:
See attached.
4. Name of Underlying Instrument:
See attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
See attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
See attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
See attached.
8. Settlement Methodology of New Derivative Securities Product:
Trades locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 22 2010
DIVISION OF TRADING & MARKETS

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Anders Franzon

Title: VP, Associate General Counsel

Telephone Number: (913) 815-7154

Manual Signature of Official Responsible for Form:

Date: July 21, 2010

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 22 2010

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS EXCHANGE, INC.
PURSUANT TO UNLISTED TRADING PRIVILEGES COMMENCING ON JULY 20, 2010

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
AXDI	Trust	Investment Company Units	MSCI All Country World ex USA Consumer Discretionary Index	Various World Markets	Broad
AXEN	Trust	Investment Company Units	MSCI All Country World ex USA Energy Index	Various World Markets	Broad
AXHE	Trust	Investment Company Units	MSCI All Country World ex USA Health Care Index	Various World Markets	Broad
AXID	Trust	Investment Company Units	MSCI All Country World ex USA Industrials Index	Various World Markets	Broad
AXIT	Trust	Investment Company Units	MSCI All Country World ex USA Information Technology Index	Various World Markets	Broad
AXMT	Trust	Investment Company Units	MSCI All Country World ex USA Materials Index	Various World Markets	Broad
AXSL	Trust	Investment Company Units	MSCI All Country World ex USA Consumer Staples Index	Various World Markets	Broad
AXTE	Trust	Investment Company Units	MSCI All Country World ex USA Telecommunication Services Index	Various World Markets	Broad
AXUT	Trust	Investment Company Units	MSCI All Country World ex USA Utilities Index	Various World Markets	Broad
XXV	Corporation	Index linked exchangeable notes	S&P 500 VIX Short-Term Futures Index Excess Return	Various U.S. Markets	Broad

BATS
Making Markets Better®

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 22 2010
DIVISION OF TRADING & MARKETS

July 21, 2010

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – BATS Exchange, Inc.

Ms. Jackson,

On behalf of BATS Exchange, Inc., enclosed please find an executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding ten (10) derivative securities products that commenced trading on BATS Exchange on July 20, 2010. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
VP, Associate General Counsel
913.815.7154

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 22 2010